LOANS PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF LOANS OUTSTANDING

The Company had loans outstanding on September 30, 2021 and December 31, 2020, as follows:

Short Term

	September 30,2021	Dec. 31, 2020
Loan Builder (a)	$-	$14,072
Sterling Line of Credit (a)	46,549	-
Credit Line - Blue Vine (a)	-	6,468
Total loans payable	$46,549	$20,540

(a)	Represents notes payable from factoring with varying rates of interest and fees, and no set minimum monthly payments

The Company had various loans outstanding on December 31, 2020, and 2019 – all were short-term in nature, with varying rates of interest and fees, and no set minimum monthly payments, as follows:

	2020	2019
Credit Line - BlueVine	14,072	12,287
Credit Line – Loan Builder	6,468	86,184
Total loans payable	$20,540	$98,471